Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-09-30	12 Months Ended
Sep. 30, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Sep. 30, 2024
Restatement does not require Recovery	Management, the HRC Committee and the full Board concluded that no adjustments to executive compensation were required because no compensation was paid to the executive officers under performance-based compensation awards pursuant to performance goals impacted by the revisions and, therefore, that there was no excess incentive-based compensation to recover.